Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of sales percentage from significant customer

	Year Ended December 31,
	2023	2024	2025
Customer A and its affiliates	28.7%	26.4%	24.0%
Customer C	11.0%	8.3%	7.8%

Schedule of accounts receivable percentage from significant customers

	December 31,	December 31,
	2024	2025
Customer A and its affiliates	29.1%	28.8%
Customer C	8.7%	6.0%